Other Payables and Accrued Liabilities (Details Narrative) - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Free Share X-Change Limited (Anguilla) [Member]
Other payables	$ 238,303	$ 111,375